Cover			3 Months Ended	6 Months Ended
	Jul. 28, 2021	Jul. 27, 2021	Jun. 30, 2021	Jun. 30, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Jul. 28, 2021
Entity Registrant Name		PPD, Inc.
Entity Incorporation, State or Country Code				DE
Entity File Number			001-39212
Entity Tax Identification Number				45-3806427
Entity Address, Address Line One				929 North Front Street
Entity Address, City or Town				Wilmington
Entity Address, State or Province				NC
Entity Address, Postal Zip Code				28401
City Area Code				910
Local Phone Number				251-0081
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		PPD
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001793294